Borrowings - EIB Loan (Details) € in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 17, 2022 USD ($)	Feb. 17, 2022 EUR (€)	Aug. 31, 2020 EUR (€) tranche	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
EIB Loan Agreement
Borrowings
Principal amount			€ 20.0
Number of tranches | tranche			3
Debt instrument term			6 years
Effective interest rate, monthly	0.78%	0.78%
Interest expenses | $				$ 0.2	$ 0.1	$ 0.4	$ 0.2
Loan repayment period						6 years
Tranche One
Borrowings
Principal amount			€ 7.0
Proceeds from the draw of loan agreement	$ 7.8	€ 7.0
Tranche One | Fixed interest rate
Borrowings
Interest rate	3.00%	3.00%
Tranche One | Payment-in-kind interest rate
Borrowings
Interest rate	4.00%	4.00%
Tranche Two
Borrowings
Principal amount			6.0
Tranche Three
Borrowings
Principal amount			€ 7.0